Customer deposits - Schedule of Maturity Profile of the Bank's Deposits, Excluding Interest Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of deposits from customers [Line Items]
Remaining Term	$ 6,604,216	$ 5,412,724
Original Term	6,604,216	5,412,724
Demand
Disclosure of deposits from customers [Line Items]
Remaining Term	698,570	440,029
Original Term	698,570	440,029
Up to 1 month
Disclosure of deposits from customers [Line Items]
Remaining Term	3,110,156	2,797,904
Original Term	2,033,327	1,793,178
From 1 to 3 months
Disclosure of deposits from customers [Line Items]
Remaining Term	1,331,165	1,162,833
Original Term	1,291,076	999,506
From 3 to 6 months
Disclosure of deposits from customers [Line Items]
Remaining Term	732,639	585,542
Original Term	1,420,130	1,092,876
From 6 months to 1 year
Disclosure of deposits from customers [Line Items]
Remaining Term	487,901	342,460
Original Term	824,770	901,145
From 1 to 2 years
Disclosure of deposits from customers [Line Items]
Remaining Term	217,045	73,642
Original Term	303,104	158,621
From 2 to 5 years
Disclosure of deposits from customers [Line Items]
Remaining Term	26,740	10,314
Original Term	$ 33,239	$ 27,369